Pensions and similar obligations - Summary of Changes in Unrecognized Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in unrecognized assets of defined benefit plans [abstract]
Irrecoverable surplus impact at 1 January	$ (63)	$ (38)	$ (43)
Interest expense	(7)	(4)	(4)
Changes excluding amounts included in interest expense	(25)	(21)	9
Irrecoverable surplus impact at 31 December	$ (95)	$ (63)	$ (38)